Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 8,751.3	$ 5,201.6	$ 4,500.7
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,406.5	5,008.9	4,293.1
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	228.1	192.7	207.6
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 116.7	$ 0.0	$ 0.0